Commitments and Contingencies - Related To Vessels Under Construction (Details) - USD ($) $ in Thousands	Mar. 08, 2016	Jun. 30, 2018
Samsung | Vessels under construction
Commitments related to vessels under construction
Capital commitment		$ 875,878
GAS-twenty two Ltd. and GAS-twenty three Ltd. | MSL
Commitments related to vessels under construction
Amount to be reimbursed for installation of reliquefaction plants on vessels, as a percent	50.00%
Aggregate commitment to be reimbursed per vessel	$ 3,200
GAS-twenty two Ltd.
Commitments related to vessels under construction
Commitment amount receivable on completion of reliquefaction plant installation included in trade and other receivables	$ 3,200
Not later than one year | Samsung | Vessels under construction
Commitments related to vessels under construction
Capital commitment		255,568
Later than one year and not later than three years | Samsung | Vessels under construction
Commitments related to vessels under construction
Capital commitment		$ 620,310